CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 217,631	$ 812,277
Restricted cash	6,703,242	8,780,443
Note receivable-bank acceptance note	15,280,381	8,010,228
Accounts receivable, net of allowance for doubtful accounts of $985,990 and $738,101 at December 31, 2016 and 2015, respectively	37,298,465	43,247,974
Inventories	25,999,182	27,276,221
Advance to suppliers	46,729,285	55,730,089
Other current assets	197,319	915,041
Total current assets	132,425,505	144,772,273
Property, plant and equipment, net	4,447,063	5,557,176
Land use rights, net	3,571,184	3,911,084
TOTAL ASSETS	140,443,752	154,240,533
Current Liabilities
Notes payable-bank acceptance notes	9,586,276	12,477,471
Short-term bank loans	16,916,535	17,714,928
Accounts payables	1,504,863	1,899,400
Customer deposits	135,903	309,147
Taxes payable	594,795	414,250
Other payables and accrued liabilities	1,740,474	1,669,670
Due to related party	3,886	65,769
Due to shareholder	307,499	282,499
Bond payable - current portion		15,273,177
Total current liabilities	30,790,231	50,106,311
Long-term bank loans	7,207,727
TOTAL LIABILITIES	37,997,958	50,106,311
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 and 19,828,790 shares outstanding as of December 31, 2016 and 2015, respectively	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	6,123,022	5,631,373
Retained earnings	54,590,589	50,258,265
Treasury stock, at cost: 208,890 and 171,210 shares as of December 31, 2016 and 2015, respectively	(192,153)	(155,343)
Accumulated other comprehensive income/(loss)	(4,378,873)	2,596,227
TOTAL SHAREHOLDERS' EQUITY	90,314,040	92,501,977
Non-controlling interest	12,131,754	11,632,245
TOTAL EQUITY	102,445,794	104,134,222
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 140,443,752	$ 154,240,533